Notes to the consolidated financial statements - Selling and distribution expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Expenses By Nature [Line Items]
Expenses from share-based payments	€ (705)
Selling and distribution expenses
Disclosure Of Expenses By Nature [Line Items]
Personnel	(1,369)	€ (631)	€ (1,263)
Maintenance and lease	(1)	(1)	(167)
Amortization and depreciation	(86)	(98)	(81)
Other	(287)	(3)	(244)
Total	(1,743)	(733)	(1,755)
Salary and salary-related expenses	1,076	370	520
Expenses from share-based payments	€ 293	€ 261	€ 743